CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Games USD ($)		Dec. 31, 2012 Games CNY		Dec. 31, 2011 Games CNY		Dec. 31, 2010 Games CNY		Dec. 31, 2012 Handset design USD ($)		Dec. 31, 2012 Handset design CNY		Dec. 31, 2011 Handset design CNY		Dec. 31, 2010 Handset design CNY
Net revenues
Total net revenues	$ 30,110	[1]	187,593	[1]	243,488	[1]	125,411	[1]	$ 27,638	[1]	172,185	[1]	204,794	[1]	110,071	[1]	$ 2,472	[1]	15,408	[1]	38,694	[1]	15,340	[1]
Cost of revenues
Total cost of revenues	(14,724)	[2]	(91,730)	[2]	(108,348)	[2]	(42,910)	[2]	(12,019)	[2]	(74,878)	[2]	(79,311)	[2]	(32,827)	[2]	(2,705)	[2]	(16,852)	[2]	(29,037)	[2]	(10,083)	[2]
Gross profit	15,386		95,863		135,140		82,501
Operating expenses:
Selling expenses	(2,542)		(15,838)		(7,561)		(952)
General and administrative expenses	(5,719)		(35,633)		(16,263)		(11,817)
Research and development expenses	(5,629)		(35,071)		(24,566)		(8,377)
Impairment of goodwill	(5,380)		(33,517)
Impairment of intangible assets	(1,751)		(10,910)
Listing expenses	(2,778)		(17,307)
Total operating expenses	(23,799)		(148,276)		(48,390)		(21,146)
Operating income (loss)	(8,413)		(52,413)		86,750		61,355
Interest income	237		1,474		927		70
Other income	72		451		293
Changes in fair value of contingently returnable consideration assets	4,386		27,326		39,446		(2,065)
Income (loss) before income taxes and noncontrolling interests	(3,718)		(23,162)		127,416		59,360
Income tax (expense) benefit	1,395		8,689		35,927		(18,647)
Net income (loss)	(2,323)		(14,473)		163,343		40,713
Accretion of contingently redeemable ordinary shares	(485)		(3,023)
Net income (loss) attributable to shareholders	(2,808)		(17,496)		163,343		40,713
Net income (loss) attributable to noncontrolling interests	(22)		(135)		11,837		12,215
Net income (loss) attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	(2,786)		(17,361)		151,506		28,498
Other comprehensive (loss) income:
Foreign currency translation adjustments	1		7		(278)		(111)
Other comprehensive (loss) income	1		7		(278)		(111)
Comprehensive income (loss)	(2,807)		(17,489)		163,065		40,602
Comprehensive income (loss) attributable to noncontrolling interests	(22)		(135)		11,908		12,181
Comprehensive income (loss) attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	$ (2,785)		(17,354)		151,157		28,421
Earnings (loss) per share for Class A and Class B ordinary shares:
Basic	$ (0.01)		(0.06)		0.62		0.13
Diluted	$ (0.01)		(0.06)		0.62		0.13
Weighted average number of Class A and Class B ordinary shares outstanding in computing:
Basic	302,853,059		302,853,059		244,594,415		212,500,000
Diluted	302,853,059		302,853,059		244,594,415		212,500,000

[1]	Net revenues from related parties Games 60,352 13,752 - - Handset design 298 - - - Total net revenues from related parties 60,650 13,752 - -
[2]	Cost of revenues to related parties Handset design (1,454) (774) - -